Premises and equipment	12 Months Ended
Dec. 31, 2011
Premises and equipment
9.	Premises and equipment

A breakdown of cost and accumulated depreciation and amortization for premises and equipment as of December 31, 2011 and 2010 is as follows:

(In thousands of US$)	December 31,
	2011	2010
Land	462	462
Building and improvements	5,396	5,365
Furniture and equipment	18,696	17,345
	24,554	23,172
Less: accumulated depreciation and amortization	17,881	16,640
	6,673	6,532